Statement of Additional Information Supplement dated March 29, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, P, R, S, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Capital Development Fund
Invesco Charter Fund
Invesco Constellation Fund
Invesco Disciplined Equity Fund
Invesco Diversified Dividend Fund
Invesco Large Cap Basic Value Fund
Invesco Large Cap Growth Fund
Invesco Summit Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Capital Development Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of February 28, 2011:

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets in		Managed
	Range of	millions)		millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Capital Development Fund
James Leach[2]	None	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Leach began serving as portfolio manager of Invesco Capital Development Fund on March 22, 2011.”
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Constellation Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of February 28, 2011:

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets in		Managed
	Range of	millions)		millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Constellation Fund
Erik Voss[2]	None	8	$8,260.4	None	None	None	None
Ido Cohen[2]	None	8	$8,260.4	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Cohen and Voss began serving as portfolio managers of Invesco Constellation Fund on March 22, 2011.”
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The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Summit Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of October 31, 2010:

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets in		Managed
	Range of	millions)		millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Summit Fund
Ryan Amerman	$100,001-$500,000	3	$3,677.5	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.”
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